Document And Entity Information	9 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Entity Central Index Key	0001043894
Entity Registrant Name	WOLF ENERGY SERVICES INC.
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2023
Document Type	S-1
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	82-0266517
Entity Address, Address Line One	408 State Highway 135 N
Entity Address, City or Town	Kilgore
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75662
City Area Code	903
Local Phone Number	392-0948
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false